Operationas (Details 4) - Rodati Motors Corporation (Sirena) R$ in Thousands, $ in Thousands	Dec. 31, 2020 BRL (R$)	Jul. 24, 2020 BRL (R$)	Jul. 24, 2020 USD ($)
Operational context
Intangible assets - Customer portfolio	R$ 1,975
Intangible assets - Digital platform	R$ 54,521
Zenvia Brazil
Operational context
Consideration transferred		R$ 127,796	$ 24,507
Other net assets, including PPE and cash		1,519
Intangible assets - Customer portfolio		1,975
Intangible assets - Digital platform		54,521
Deferred tax liabilities, net		(14,835)
Total net assets acquired at fair value		43,180
Goodwill		R$ 84,616